Quarterly Holdings Report
for

Fidelity® Series High Income Fund

January 31, 2020

FSH-QTLY-0320
1.924276.108

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.6%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$757,000	$695,030
3.375% 8/15/26	9,285,000	9,012,708
		9,707,738
Nonconvertible Bonds - 88.0%
Aerospace - 3.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	7,334,000	7,584,126
Bombardier, Inc.:
6.125% 1/15/23 (a)	102,000	100,667
7.5% 12/1/24 (a)	6,206,000	6,019,820
7.5% 3/15/25 (a)	10,102,000	9,697,920
7.875% 4/15/27 (a)	4,893,000	4,635,873
BWX Technologies, Inc. 5.375% 7/15/26 (a)	5,995,000	6,354,700
Moog, Inc. 4.25% 12/15/27 (a)	475,000	486,946
TransDigm UK Holdings PLC 6.875% 5/15/26	990,000	1,054,350
TransDigm, Inc.:
5.5% 11/15/27 (a)	370,000	372,276
6.25% 3/15/26 (a)	11,876,000	12,808,266
6.5% 7/15/24	10,832,000	11,170,500
6.5% 5/15/25	71,000	73,840
		60,359,284
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	9,328,000	10,377,400
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.875% 5/21/24	2,576,000	2,716,598
4.25% 4/15/21	1,290,000	1,320,676
5.75% 11/20/25	14,300,000	16,254,953
8% 11/1/31	2,332,000	3,289,426
		23,581,653
Broadcasting - 1.6%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,746,000	2,780,874
4.625% 7/15/24 (a)	2,298,000	2,382,739
5% 8/1/27 (a)	7,633,000	8,014,650
5.375% 4/15/25 (a)	6,694,960	6,904,847
5.375% 7/15/26 (a)	6,784,000	7,155,628
		27,238,738
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	6,029,000	6,224,943
Cable/Satellite TV - 5.5%
Cablevision Systems Corp. 5.875% 9/15/22	25,000	26,875
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	164,000	166,460
5% 2/1/28 (a)	2,162,000	2,264,457
5.125% 5/1/23 (a)	115,000	116,820
5.125% 5/1/27 (a)	5,123,000	5,353,535
5.5% 5/1/26 (a)	7,602,000	7,944,090
5.75% 2/15/26 (a)	7,889,000	8,278,243
5.875% 4/1/24 (a)	8,265,000	8,530,141
5.875% 5/1/27 (a)	8,528,000	8,984,760
CSC Holdings LLC:
5.25% 6/1/24	33,000	35,640
5.375% 7/15/23 (a)	329,000	336,008
5.5% 5/15/26 (a)	10,888,000	11,407,412
5.5% 4/15/27 (a)	4,086,000	4,336,268
7.5% 4/1/28 (a)	1,885,000	2,144,565
7.75% 7/15/25 (a)	3,770,000	3,972,713
DISH DBS Corp.:
5.875% 11/15/24	68,000	68,811
7.75% 7/1/26	6,273,000	6,586,650
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,947,000	3,090,725
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	7,787,000	8,010,876
Ziggo BV 5.5% 1/15/27 (a)	10,404,000	11,028,240
		92,683,289
Capital Goods - 0.8%
AECOM:
5.125% 3/15/27	7,495,000	7,999,414
5.875% 10/15/24	4,321,000	4,789,829
		12,789,243
Chemicals - 2.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	85,000	90,633
10% 10/15/25	124,000	135,399
CF Industries Holdings, Inc.:
5.15% 3/15/34	7,790,000	8,997,450
5.375% 3/15/44	246,000	276,701
Element Solutions, Inc. 5.875% 12/1/25 (a)	4,248,000	4,390,818
OCI NV 6.625% 4/15/23 (a)	6,126,000	6,358,788
Olin Corp. 5.125% 9/15/27	47,000	48,982
The Chemours Co. LLC:
5.375% 5/15/27	1,038,000	900,465
6.625% 5/15/23	3,636,000	3,579,387
7% 5/15/25	4,953,000	4,740,021
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	643,000	602,684
Valvoline, Inc.:
4.375% 8/15/25	32,000	32,800
5.5% 7/15/24	2,115,000	2,191,669
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,194,000	1,239,909
5.625% 10/1/24 (a)	1,513,000	1,667,856
		35,253,562
Consumer Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	14,000	14,438
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	9,378,000	9,800,010
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	41,000	43,109
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	528,000	550,440
OI European Group BV 4% 3/15/23 (a)	66,000	66,990
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	130,000	134,550
5.375% 1/15/25 (a)	161,000	171,264
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	2,706,000	2,770,268
7% 7/15/24 (a)	3,186,000	3,289,545
Silgan Holdings, Inc. 4.75% 3/15/25	23,000	23,460
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	5,719,000	6,026,396
8.5% 8/15/27 (a)	890,000	979,000
		23,855,032
Diversified Financial Services - 5.3%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	22,000	21,882
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	8,984,000	9,332,130
FLY Leasing Ltd.:
5.25% 10/15/24	6,572,000	6,826,665
6.375% 10/15/21	5,167,000	5,257,423
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	4,960,000	5,077,800
5.875% 2/1/22	89,000	89,000
6.25% 2/1/22	5,402,000	5,496,535
6.25% 5/15/26	3,734,000	3,919,505
6.375% 12/15/25	6,562,000	6,849,088
6.75% 2/1/24	3,213,000	3,333,488
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	2,545,000	1,297,950
MSCI, Inc.:
4.75% 8/1/26 (a)	33,000	34,568
5.375% 5/15/27 (a)	110,000	119,213
5.75% 8/15/25 (a)	1,704,000	1,778,039
Navient Corp.:
5% 10/26/20	2,470,000	2,504,580
5.5% 1/25/23	61,000	63,745
5.875% 10/25/24	5,000	5,275
6.125% 3/25/24	3,632,000	3,869,242
6.5% 6/15/22	5,254,000	5,582,375
6.625% 7/26/21	79,000	83,254
7.25% 1/25/22	1,067,000	1,144,358
7.25% 9/25/23	3,232,000	3,571,360
8% 3/25/20	189,000	190,323
Quicken Loans, Inc. 5.25% 1/15/28 (a)	5,054,000	5,230,890
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	2,694,000	2,720,940
6.875% 2/15/23 (a)	4,903,000	4,990,862
Springleaf Finance Corp.:
6.875% 3/15/25	1,911,000	2,154,653
7.125% 3/15/26	5,792,000	6,645,451
		88,190,594
Diversified Media - 0.9%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	8,423,000	8,571,413
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	7,364,000	7,400,820
		15,972,233
Electric Utilities No Longer Use - 0.1%
Clearway Energy Operating LLC 4.75% 3/15/28 (a)	955,000	983,029
Energy - 13.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	2,257,000	2,407,553
California Resources Corp. 8% 12/15/22 (a)	15,735,000	5,349,900
Cheniere Energy Partners LP:
5.25% 10/1/25	31,037,000	31,968,086
5.625% 10/1/26	2,413,000	2,527,622
Chesapeake Energy Corp.:
7% 10/1/24	2,715,000	1,439,004
8% 1/15/25	8,515,000	4,449,088
8% 6/15/27	7,434,000	3,865,680
Citgo Holding, Inc. 9.25% 8/1/24 (a)	4,292,000	4,592,440
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	6,536,000	6,609,622
Comstock Escrow Corp. 9.75% 8/15/26	8,382,000	6,831,330
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(c)	184,000	182,648
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	4,035,000	4,060,421
5.75% 4/1/25	238,000	241,641
6.25% 4/1/23	7,651,000	7,721,007
CVR Energy, Inc. 5.25% 2/15/25 (a)	4,400,000	4,347,200
DCP Midstream Operating LP 5.375% 7/15/25	5,258,000	5,738,423
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	10,746,000	8,623,665
9% 5/15/21 (a)	47,000	44,180
9.25% 3/31/22 (a)	4,577,000	4,002,019
EG Global Finance PLC 6.75% 2/7/25 (a)	555,000	561,938
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(d)	4,542,000	3,043,140
EQT Corp.:
3.9% 10/1/27	7,646,000	6,059,618
6.125% 2/1/25	2,810,000	2,551,399
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	6,070,000	6,353,499
Hess Midstream Partners LP 5.125% 6/15/28 (a)	1,880,000	1,945,800
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	3,570,000	3,248,700
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (a)(e)	3,350,000	3,403,399
Jonah Energy LLC 7.25% 10/15/25 (a)	9,408,000	2,587,200
MEG Energy Corp. 7% 3/31/24 (a)	3,411,000	3,436,583
Nabors Industries, Inc. 5.75% 2/1/25	4,324,000	3,545,680
Noble Holding International Ltd.:
5.25% 3/15/42	88,000	28,160
6.05% 3/1/41	87,000	28,710
7.875% 2/1/26 (a)	2,875,000	2,055,625
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	3,713,000	3,805,825
5.375% 1/15/25 (a)	2,316,000	2,382,863
5.625% 10/15/27 (a)	1,456,000	1,542,632
6.25% 6/1/24 (a)	1,049,000	1,085,715
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	5,549,000	5,718,633
7.25% 6/15/25	721,000	765,760
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	100,000	102,875
Range Resources Corp.:
4.875% 5/15/25	3,436,000	2,671,490
5% 3/15/23	1,549,000	1,332,140
Sanchez Energy Corp. 7.25% 2/15/23 (a)(d)	10,580,000	6,559,600
Southwestern Energy Co.:
7.5% 4/1/26	2,179,000	1,818,811
7.75% 10/1/27	1,845,000	1,531,350
Summit Midstream Holdings LLC 5.75% 4/15/25	7,183,000	5,524,948
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,532,000	2,598,465
5.5% 2/15/26	1,378,000	1,417,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,313,000	4,348,927
5.125% 2/1/25	10,000	10,300
5.375% 2/1/27	10,000	10,375
5.875% 4/15/26	9,481,000	10,002,455
6.75% 3/15/24	1,558,000	1,608,510
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	2,904,000	2,984,934
5% 1/31/28 (a)	1,355,000	1,463,400
U.S.A. Compression Partners LP:
6.875% 4/1/26	3,811,000	3,963,440
6.875% 9/1/27	2,097,000	2,185,913
Valaris PLC:
4.5% 10/1/24	91,000	49,140
5.2% 3/15/25	2,654,000	1,313,730
7.75% 2/1/26	3,154,000	1,592,770
Viper Energy Partners LP 5.375% 11/1/27 (a)	4,037,000	4,208,573
Weatherford International Ltd. 11% 12/1/24 (a)	3,224,000	3,423,146
		219,875,331
Environmental - 0.8%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	13,470,000	13,705,725
Food/Beverage/Tobacco - 4.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	9,035,000	9,068,881
Cott Holdings, Inc. 5.5% 4/1/25 (a)	3,048,000	3,162,300
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	15,105,000	15,641,228
5.875% 7/15/24 (a)	2,890,000	2,962,250
6.75% 2/15/28 (a)	11,672,000	12,926,857
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	4,490,000	4,849,200
6.5% 4/15/29 (a)	9,811,000	10,988,320
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	142,000	149,100
4.875% 11/1/26 (a)	1,078,000	1,136,616
Post Holdings, Inc.:
5% 8/15/26 (a)	2,727,000	2,815,628
5.5% 3/1/25 (a)	126,000	130,515
5.625% 1/15/28 (a)	350,000	370,125
5.75% 3/1/27 (a)	2,365,000	2,495,075
U.S. Foods, Inc. 5.875% 6/15/24 (a)	90,000	92,037
Vector Group Ltd. 6.125% 2/1/25 (a)	591,000	588,045
		67,376,177
Gaming - 5.6%
Boyd Gaming Corp.:
6% 8/15/26	2,231,000	2,370,438
6.375% 4/1/26	43,000	45,720
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	10,030,000	10,179,447
Eldorado Resorts, Inc.:
6% 4/1/25	4,020,000	4,206,649
6% 9/15/26	1,340,000	1,468,975
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	3,642,000	4,078,858
5.375% 4/15/26	1,221,000	1,386,348
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	7,980,000	8,610,460
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,855,000	2,900,596
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,335,000	5,550,294
4.5% 1/15/28	31,000	31,986
5.625% 5/1/24	7,742,000	8,444,896
5.75% 2/1/27	1,434,000	1,595,325
MGM Mirage, Inc. 5.75% 6/15/25	3,296,000	3,674,447
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	4,071,000	4,272,942
Scientific Games Corp. 5% 10/15/25 (a)	4,006,000	4,120,011
Stars Group Holdings BV 7% 7/15/26 (a)	10,663,000	11,582,684
Station Casinos LLC 5% 10/1/25 (a)	35,000	35,821
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	273,000	273,683
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	3,361,000	3,545,855
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	4,769,000	4,947,838
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	6,917,000	6,968,878
5.5% 10/1/27 (a)	2,975,000	3,012,931
		93,305,082
Healthcare - 10.0%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,007,000	1,034,693
Centene Corp.:
4.25% 12/15/27 (a)	1,595,000	1,666,775
5.25% 4/1/25 (a)	4,278,000	4,433,078
5.375% 8/15/26 (a)	5,965,000	6,330,356
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	472,000	478,882
5.5% 4/1/26 (a)	2,695,000	2,866,806
Community Health Systems, Inc.:
6.25% 3/31/23	523,000	533,460
8% 3/15/26 (a)	15,019,000	15,652,802
8.625% 1/15/24 (a)	8,242,000	8,757,125
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,651,000	4,825,413
HCA Holdings, Inc.:
4.5% 2/15/27	55,000	60,417
5% 3/15/24	40,000	44,291
5.25% 6/15/26	2,980,000	3,406,150
5.375% 2/1/25	265,000	296,164
5.375% 9/1/26	3,032,000	3,411,152
5.875% 5/1/23	7,614,000	8,372,202
6.25% 2/15/21	5,262,000	5,459,325
Hologic, Inc.:
4.375% 10/15/25 (a)	2,967,000	3,021,385
4.625% 2/1/28 (a)	6,000	6,313
IMS Health, Inc. 5% 5/15/27 (a)	4,387,000	4,628,460
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	6,234,000	6,038,377
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	87,000	91,454
5.25% 8/1/26	2,072,000	2,173,010
5.5% 5/1/24	1,713,000	1,749,401
6.375% 3/1/24	2,694,000	2,780,962
Service Corp. International 5.125% 6/1/29	2,272,000	2,419,453
Teleflex, Inc. 4.875% 6/1/26	3,382,000	3,525,735
Tenet Healthcare Corp.:
4.625% 7/15/24	21,000	21,525
5.125% 5/1/25	2,027,000	2,062,473
6.25% 2/1/27 (a)	5,131,000	5,426,546
6.75% 6/15/23	10,414,000	11,325,225
7% 8/1/25	6,085,000	6,303,026
8.125% 4/1/22	17,985,000	19,649,332
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	3,916,000	4,056,310
5.875% 5/15/23 (a)	189,000	190,654
6.125% 4/15/25 (a)	6,777,000	6,970,958
7% 3/15/24 (a)	3,285,000	3,405,560
8.5% 1/31/27 (a)	2,946,000	3,332,663
9% 12/15/25 (a)	4,871,000	5,498,141
9.25% 4/1/26 (a)	4,165,000	4,753,306
Vizient, Inc. 6.25% 5/15/27 (a)	385,000	414,993
		167,474,353
Homebuilders/Real Estate - 1.3%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	6,250,000	6,578,125
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,982,000	6,161,460
Starwood Property Trust, Inc.:
4.75% 3/15/25	3,421,000	3,575,287
5% 12/15/21	98,000	100,450
VICI Properties, Inc.:
3.5% 2/15/25 (a)(e)	2,030,000	2,065,525
4.25% 12/1/26 (a)	2,955,000	3,032,805
		21,513,652
Hotels - 0.8%
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	2,236,000	2,269,540
5.125% 5/1/26	9,924,000	10,392,413
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	12,000	12,630
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	38,000	39,758
		12,714,341
Insurance - 0.7%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	5,932,000	6,475,697
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	5,154,000	5,282,953
		11,758,650
Leisure - 0.2%
Mattel, Inc. 6.75% 12/31/25 (a)	3,508,000	3,762,330
Metals/Mining - 0.8%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,641,000	2,598,084
7.25% 4/1/23 (a)	3,410,000	3,402,191
Freeport-McMoRan, Inc.:
3.55% 3/1/22	120,000	121,350
3.875% 3/15/23	2,066,000	2,107,320
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	5,812,000	5,637,640
		13,866,585
Paper - 0.9%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	3,396,000	3,548,317
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	7,499,000	7,527,121
7.875% 7/15/26 (a)	3,388,000	3,448,493
		14,523,931
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	4,770,000	4,871,363
5% 10/15/25 (a)	1,804,000	1,859,365
Golden Nugget, Inc. 6.75% 10/15/24 (a)	6,818,000	7,006,859
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	312,000	320,970
		14,058,557
Services - 2.9%
Aramark Services, Inc.:
4.75% 6/1/26	265,000	275,600
5% 4/1/25 (a)	4,016,000	4,183,748
Avantor, Inc. 6% 10/1/24 (a)	247,000	262,438
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	4,052,000	4,061,603
CDK Global, Inc.:
4.875% 6/1/27	15,000	15,788
5.25% 5/15/29 (a)	745,000	797,150
5.875% 6/15/26	2,899,000	3,080,188
CoreCivic, Inc.:
4.625% 5/1/23	1,337,000	1,330,315
5% 10/15/22	5,682,000	5,824,050
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,942,000	2,122,907
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	7,846,000	8,186,811
Laureate Education, Inc. 8.25% 5/1/25 (a)	5,945,000	6,368,581
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	20,000	20,950
Tempo Acquisition LLC 6.75% 6/1/25 (a)	7,683,000	7,951,905
The GEO Group, Inc.:
5.875% 10/15/24	1,116,000	1,035,090
6% 4/15/26	3,650,000	3,248,500
		48,765,624
Super Retail - 0.3%
The William Carter Co. 5.625% 3/15/27 (a)	4,251,000	4,526,699
Technology - 5.3%
Ascend Learning LLC:
6.875% 8/1/25 (a)	793,000	828,685
6.875% 8/1/25 (a)	5,259,000	5,495,655
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	6,310,000	6,474,376
Camelot Finance SA 4.5% 11/1/26 (a)	3,870,000	3,937,725
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	1,711,000	1,758,053
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,581,000	1,743,053
Gartner, Inc. 5.125% 4/1/25 (a)	11,000	11,435
Nortonlifelock, Inc.:
4.2% 9/15/20	2,212,000	2,232,114
5% 4/15/25 (a)	9,138,000	9,332,211
Nuance Communications, Inc. 5.625% 12/15/26	4,915,000	5,228,331
Open Text Corp. 5.875% 6/1/26 (a)	3,690,000	3,897,563
Qorvo, Inc. 5.5% 7/15/26	4,473,000	4,730,198
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	6,661,000	6,594,390
Sensata Technologies BV 5% 10/1/25 (a)	64,000	69,280
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	17,168,000	18,154,473
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	7,899,000	8,355,562
TTM Technologies, Inc. 5.625% 10/1/25 (a)	9,454,000	9,841,614
		88,684,718
Telecommunications - 13.0%
Altice Financing SA:
5% 1/15/28 (a)	1,515,000	1,486,988
6.625% 2/15/23 (a)	2,450,000	2,492,875
7.5% 5/15/26 (a)	12,375,000	13,225,163
Altice Finco SA:
7.625% 2/15/25 (a)	7,680,000	7,987,200
8.125% 1/15/24 (a)	2,320,000	2,385,250
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	17,975,000	19,300,656
7.5% 10/15/26 (a)	11,872,000	12,809,888
Century Telephone Enterprises, Inc. 6.875% 1/15/28	260,000	290,550
CenturyLink, Inc.:
4% 2/15/27 (a)	2,690,000	2,702,293
5.125% 12/15/26 (a)	8,125,000	8,328,125
5.625% 4/1/25	2,775,000	2,941,500
Citizens Utilities Co. 7.05% 10/1/46	12,307,000	5,522,766
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	2,531,000	2,638,568
Frontier Communications Corp. 8% 4/1/27 (a)	610,000	636,718
Intelsat Jackson Holdings SA:
8.5% 10/15/24 (a)	4,778,000	4,013,520
9.75% 7/15/25 (a)	5,485,000	4,675,963
Level 3 Financing, Inc.:
5.125% 5/1/23	564,000	566,651
5.375% 1/15/24	14,984,000	15,165,007
5.375% 5/1/25	201,000	207,533
Millicom International Cellular SA:
6% 3/15/25 (a)	945,000	975,417
6.625% 10/15/26 (a)	7,662,000	8,447,355
Neptune Finco Corp. 6.625% 10/15/25 (a)	9,962,000	10,517,382
Qwest Corp. 6.75% 12/1/21	19,000	20,366
Sable International Finance Ltd. 5.75% 9/7/27 (a)	830,000	876,688
SFR Group SA:
6% 2/15/28 (a)(e)	1,675,000	1,659,372
7.375% 5/1/26 (a)	13,319,000	14,185,801
8.125% 2/1/27 (a)	6,762,000	7,556,535
Sprint Communications, Inc. 6% 11/15/22	15,281,000	15,777,633
Sprint Corp.:
7.125% 6/15/24	3,935,000	4,064,265
7.875% 9/15/23	15,515,000	16,482,981
T-Mobile U.S.A., Inc. 4.5% 2/1/26	32,000	32,910
Telecom Italia Capital SA:
6% 9/30/34	2,727,000	3,065,025
6.375% 11/15/33	1,530,000	1,784,439
Telecom Italia SpA 5.303% 5/30/24 (a)	9,517,000	10,373,530
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	5,400,000	5,724,000
U.S. West Communications 7.25% 9/15/25	21,000	24,189
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	2,071,000	2,114,802
6.375% 5/15/25	6,419,000	6,560,218
		217,620,122
Utilities - 3.8%
Calpine Corp. 5.75% 1/15/25	224,000	230,276
Clearway Energy Operating LLC 5.75% 10/15/25	25,000	26,275
DCP Midstream Operating LP 5.125% 5/15/29	3,994,000	4,213,670
Dynegy, Inc. 5.875% 6/1/23	28,000	28,491
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	3,429,000	3,514,725
7% 8/1/27 (a)	3,643,000	3,907,118
InterGen NV 7% 6/30/23 (a)	15,134,000	14,906,990
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	4,580,000	4,768,925
4.5% 9/15/27 (a)	8,000	8,343
NRG Energy, Inc.:
5.25% 6/15/29 (a)	3,365,000	3,626,292
5.75% 1/15/28	2,269,000	2,442,125
6.625% 1/15/27	38,000	40,850
7.25% 5/15/26	21,000	22,733
NRG Yield Operating LLC 5% 9/15/26	1,810,000	1,864,300
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,866,125	3,202,895
Talen Energy Supply LLC 10.5% 1/15/26 (a)	6,606,000	5,859,389
The AES Corp.:
4.5% 3/15/23	22,000	22,429
4.875% 5/15/23	47,000	47,588
5.125% 9/1/27	1,756,000	1,853,809
6% 5/15/26	208,000	219,180
Vistra Operations Co. LLC:
5% 7/31/27 (a)	3,159,000	3,242,082
5.5% 9/1/26 (a)	8,542,000	8,883,680
		62,932,165

TOTAL NONCONVERTIBLE BONDS		1,473,987,480

TOTAL CORPORATE BONDS
(Cost $1,463,463,034)		1,483,695,218
	Shares	Value

Common Stocks - 1.3%
Energy - 0.3%
Weatherford International PLC (f)(g)	157,960	4,501,860
Food & Drug Retail - 1.0%
Southeastern Grocers, Inc. (f)(h)	436,231	17,026,096
Metals/Mining - 0.0%
Aleris Corp. (f)(h)	46,900	0
Elah Holdings, Inc. (f)(g)	333	21,312

TOTAL METALS/MINING		21,312

TOTAL COMMON STOCKS
(Cost $19,832,798)		21,549,268

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%
(Cost $1,463,147)	1,450	1,926,590
	Principal Amount	Value

Bank Loan Obligations - 1.6%
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9044% 8/19/23 (b)(c)(i)	433,890	429,100
Energy - 1.2%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.025% 12/31/21 (b)(c)(i)	96,000	66,520
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4% 12/31/22 (b)(c)(i)	4,259,000	3,842,427
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (b)(c)(i)	6,000,000	6,022,500
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6453% 3/1/24 (b)(c)(i)	7,786,000	3,091,665
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (b)(c)(h)(i)(j)	4,887,466	4,887,466
term loan 7.25% 5/11/20 (b)(h)(i)	1,217,000	1,217,000

TOTAL ENERGY		19,127,578

Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5508% 4/25/25 (b)(c)(i)	3,818,824	3,807,138
Services - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (b)(c)(i)	349,060	344,990
Telecommunications - 0.2%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/1/24 (b)(c)(i)	2,447,512	2,447,781
TOTAL BANK LOAN OBLIGATIONS
(Cost $26,783,192)		26,156,587

Preferred Securities - 3.0%
Banks & Thrifts - 2.4%
Bank of America Corp.:
5.2% (b)(k)	549,000	571,646
5.875% (b)(k)	27,000	30,206
6.25% (b)(k)	10,521,000	11,717,764
6.5% (b)(k)	13,000	14,690
Barclays PLC 7.875% (Reg. S) (b)(k)	4,681,000	5,067,183
Citigroup, Inc. 4.7% (b)(k)	3,485,000	3,549,298
JPMorgan Chase & Co. 4.6% (b)(k)	7,870,000	8,034,483
Royal Bank of Scotland Group PLC 7.5% (b)(k)	3,239,000	3,313,497
Wells Fargo & Co. 5.9% (b)(k)	6,392,000	6,947,529

TOTAL BANKS & THRIFTS		39,246,296

Diversified Financial Services - 0.5%
AerCap Holdings NV 5.875% 10/10/79 (b)	8,354,000	8,938,780
Energy - 0.1%
MPLX LP 6.875% (b)(k)	41,000	41,308
Summit Midstream Partners LP 9.5% (b)(k)	3,512,000	1,808,680

TOTAL ENERGY		1,849,988

TOTAL PREFERRED SECURITIES
(Cost $49,553,423)		50,035,064
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund 1.58% (l)	76,463,874	76,479,167
Fidelity Securities Lending Cash Central Fund 1.59% (l)(m)	895,435	895,525
TOTAL MONEY MARKET FUNDS
(Cost $77,371,753)		77,374,692
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,638,467,347)		1,660,737,419
NET OTHER ASSETS (LIABILITIES) - 0.8%		12,792,236
NET ASSETS - 100%		$1,673,529,655

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $960,532,087 or 57.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Level 3 security

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,491,047.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$662,586
Fidelity Securities Lending Cash Central Fund	234
Total	$662,820

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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